Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document And Entity Information
Entity Registrant Name	Hyliion Holdings Corp.
Entity Central Index Key	0001759631
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE